Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract Assets and Liabilities
8.	Contract Assets and Liabilities
In case of providing both wireless telecommunication services and sales of handsets, the Group allocated the consideration based on relative stand-alone selling prices and recognized unbilled receivables from handset sales as contract assets. The Group recognized receipts in advance for prepaid telecommunications services and unearned revenue for customer loyalty programs as contract liabilities.

(1)	Details of contract assets and liabilities as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Contract assets:
Allocation of consideration between performance obligations	￦	118,278	148,281
Contract liabilities:
Wireless service contracts		18,397	22,026
Customer loyalty programs		12,699	16,709
Fixed-line service contracts		118,525	106,916
Security services		—	30,597
Others		53,346	84,348

	￦	202,967	260,596

(2)
The amount of revenue recognized for the years ended December 31, 2021 and 2020 related to the contract liabilities carried forward from the prior periods are

~~￦~~

185,515 million and

~~￦~~

142,144 million, respectively, those amounts include profit or loss from discontinued operations. Details of revenue expected to be recognized from contract liabilities as of December 31, 2021 are as follows:

(In millions of won)
	Less than 1 year		1 ~ 2 years	More than 2 years	Total
Wireless service contracts	￦	18,397	—	—	18,397
Customer loyalty programs		10,650	1,399	650	12,699
Fixed-line service contracts		91,143	11,981	15,401	118,525
Others		46,246	2,828	4,272	53,346
	￦	166,436	16,208	20,323	202,967